STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK ACTIVITY

Restricted stock activity for the three months ended March 31, 2025, and balances as at the end of March 31, 2025, were as follows:

	Restricted Stock
	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2024	62,706	0.000002
Granted	-	-
Vested	(62,706)	0.000002
Forfeited	-	-
Unvested as of March 31, 2025	-	$-

Restricted stock activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Common Stock
	Number of shares outstanding	Weighted Average Grant-Date Fair Value	Weighted average remaining contractual life (Years)
Unvested as of December 31, 2023	313,528	$0.000002
Granted	-	-
Vested	(250,822)	0.000002
Forfeited or cancelled	-	-
Unvested as of December 31, 2024	62,706	$0.000002	0.25

2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK ACTIVITY

RSU activity for the three months ended March 31, 2025, and balances as at the end of March 31, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	1,482,081	11.51
Granted	428,719	0.47
Vested	(62,216)	8.04
Forfeited	-	-
Unvested as at March 31, 2025	1,848,584	9.07

RSU activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	$-
Granted	1,598,296	11.52
Vested	(116,215)	11.62
Forfeited	-	-
Unvested as at December 31, 2024	1,482,081	$11.51

SCHEDULE OF ESTIMATED GRANT DATE FAIR VALUE OF PSU

The estimated grant date fair value of the PSUs was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation were as follows:

Assumptions
Fair value of Common Stock	$11.62
Selected volatility	60%
Risk-free interest rate	3.42%
Contractual terms (years)	3.0

The estimated grant date fair value of the PSUs was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation were as follows:

Assumptions
Fair value of Common Stock	$11.62
Selected volatility	60%
Risk-free interest rate	3.42%
Contractual terms (years)	3.0

SCHEDULE OF PERFORMANCE SHARES UNITS ACTIVITY

PSU activity for the three months ended March 31, 2025, and balances as at the end of March 31, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	506,596	6.73
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested as at March 31, 2025	506,596	6.73

PSU activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	$-
Granted	506,596	6.73
Vested	-	-
Forfeited	-	-
Unvested as at December 31, 2024	506,596	$6.73

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

Stock option activity for the three months ended March 31, 2025, and balances as at the end of March 31, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	709,992	0.56
Granted	-	-
Vested	(55,370)	0.53
Forfeited	(244,494)	0.58
Unvested as at March 31, 2025	410,128	0.54

Stock option activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024 were as follows:

	Stock Options
	Number of options	Weighted Average Grant-Date Fair Value	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value
Unvested as of December 31, 2023	1,326,982	$0.57	3.49	$7,998,367
Granted	-	-
Vested	(361,303)	0.57
Forfeited	(255,687)	0.60
Unvested as of December 31, 2024	709,992	$0.56	2.58	$2,537,156

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The weighted average fair value of options granted during period from March 16, 2023 (inception) through December 31, 2023 are provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK ACTIVITY

RSU activity for the three months ended March 31, 2025, and balances as at the end of March 31, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	1,004,822	$8.67
Granted	-	-
Vested	(82,456)	8.41
Forfeited	-	-
Unvested as at March 31, 2025	922,366	8.69

RSU activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	$-
Granted	2,024,985	8.80
Vested	(502,411)	8.67
Forfeited	(517,752)	9.17
Unvested as at December 31, 2024	1,004,822	$8.67